SHARE-BASED COMPENSATION - Share-based Payment Arrangement, Option, Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of options
Outstanding at beginning of period (in shares)	3,525,594
Granted (in shares)	417,835
Exercised (in shares)	(89,627)
Forfeited (in shares)	(47,713)
Outstanding at end of period (in shares)	3,806,089	3,525,594
Number of options exercisable (in shares)	3,362,234
Weighted-average exercise price
Outstanding at beginning of period (in USD per share)	$ 5.02
Granted (in USD per share)	0	$ 0.03	$ 0.38
Exercised (in USD per share)	0.15
Forfeited (in USD per share)	4.92
Outstanding at end of period (in USD per share)	4.58	$ 5.02
Weighted-average exercise price of options exercisable (in USD per share)	$ 5.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average remaining contractual term of options outstanding	5 years 9 months 10 days	6 years 6 months
Weighted-average remaining contractual term of options exercisable	5 years 3 months 29 days
Aggregate intrinsic value of options outstanding	$ 26,086	$ 13,250
Aggregate intrinsic value of options exercisable	$ 22,171